PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID LAND USE RIGHTS
Prepaid land use rights	¥ 28,246	¥ 28,246
Less: accumulated amortization	(5,858)	(5,244)
Prepaid land use rights, net	22,388	23,002
Amortization of prepaid land use rights	614	6,582	¥ 24,961
Asset pledged as security | Long-term borrowings
PREPAID LAND USE RIGHTS
Prepaid land use rights, net	¥ 17,262	¥ 17,733